SCUDDER
--------------------------------------------------------------------------------
EQUITY/DOMESTIC
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Scudder Select Funds

  Scudder Select 500
  Fund
  Fund #310

  Scudder Select 1000
  Growth Fund
  Fund #311

Semiannual Report
August 31, 1999

Scudder Select 500 Fund seeks to provide long-term growth and income through investment in selected stocks of companies in the S&P 500(R) Index.

Scudder Select 1000 Growth Fund seeks to provide long-term growth of capital through investment in selected stocks of companies in the Russell 1000(R) Growth Index.

Two no-load funds with no commissions to buy, sell, or exchange shares.

Contents
--------------------------------------------------------------------------------

                       4   Letter from the Funds' President

                       6   Portfolio Management Discussion


                     Select 500 Fund

                      12   Portfolio Summary

                      16   Investment Portfolio


                     Select 1000 Growth Fund

                      14   Portfolio Summary

                      25   Investment Portfolio


                      34   Financial Statements

                      38   Financial Highlights

                      40   Notes to Financial Statements

                      43   Officers and Trustees

                      44   Investment Products and Services

                      46   Scudder Solutions

Scudder Select Funds

--------------------------------------------------------------------------------
Scudder Select 500 Fund            ticker symbol SSFFX           fund number 310

Scudder Select 1000 Growth Fund    ticker symbol STHGX           fund number 311
--------------------------------------------------------------------------------


Date of Funds'            o        Scudder Select Funds' discipline of
Inception:                         excluding the least attractive stocks in
5/17/99                            their respective investment universes was
                                   off to a great start as both funds
                                   outperformed their benchmarks for the
                                   abbreviated period that ended
Total Net                          August 31, 1999.
Assets as
of 8/31/99 --             o        Scudder Select 500 Fund's -0.58% return
                                   surpassed the -1.06% return of the S&P 500
Select 500:                        Index^1 for the period from May 17 to August
$34.4 million                      31, 1999.

Select 1000:              o        Scudder Select 1000 Fund's 2.50% return
$21.3 million                      surpassed the 1.59% return of the Russell
                                   1000 Growth Index^2 for the period from May
                                   17 to August 31, 1999.

                          o The funds' neutral stance with regard to industry, sector, and market cap weights was an important contributor to performance as the investment environment shifted significantly during the period.


^1 "Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Scudder Kemper Investments, Inc. The Scudder Select 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

^2 The Russell 1000 (R) Growth Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. These trademarks and service marks have been licensed for use by Scudder Kemper Investments, Inc. Frank Russell Company is the owner of the copyrights relating to, and the source of, the Russell 1000 (R) Growth Index. Scudder Select 1000 Growth Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed Scudder Select 1000 Growth Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Letter from the Funds' President
--------------------------------------------------------------------------------
Dear Shareholders,

We are pleased to present the first semiannual report for the Scudder Select Funds for the abbreviated period from May 17 to August 31, 1999. These funds are off to a great start, with both surpassing the returns of their respective benchmarks for the three-and-one-half month period. While it may be early to laud this performance, we think it is a good sign of what investors should expect going forward.

Each fund's approach, which excludes the 20% least attractive stocks in the S&P 500 or Russell 1000 Growth indices, is unique among retail mutual funds. We think that this strategy -- primarily available to institutional investors -- should appeal to those seeking to outperform these benchmarks while reducing the risk associated with not holding all of the securities in the particular index.

Historically, Wall Street analysts assign more buy ratings to stocks than sell ratings, resulting in an unequal bias for purchasing securities. While domestic equities have generally risen with time, some stocks have not. Over the last few years it has become apparent that selling potential laggards is of equal or greater importance to portfolio performance. These funds attempt to do just that -- eliminate the weakest stocks and minimize the systematic tracking error versus an index using the remaining stocks.

The funds' portfolio managers, Robert Tymoczko and Phil Fortuna, discuss the funds' performance and investment strategy for the abbreviated period beginning on page 6. We encourage you to read it.

Thank you for your investment in the Scudder Select Funds. For periodic updates on your fund visit our Web site at www.scudder.com, or call us at 1-800-SCUDDER (1-800-728-3337).

Sincerely,

/s/Lynn S. Birdsong
Lynn S. Birdsong
President,
Scudder Select Funds

Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                                 August 31, 1999

Lead portfolio manager Robert Tymoczko and portfolio manager Philip S. Fortuna recently reviewed the market environment and funds' performance from the commencement of operations on May 17 to August 31, 1999.

Q: How did the funds perform over the abbreviated period?

A: Although the funds have only been in existence for a little over three months, they have performed well versus their respective benchmarks. For this short period from May 17 to August 31, 1999, Scudder Select 500 Fund's -0.58% return exceeded the -1.06% return of the unmanaged Standard & Poor's 500 Index, and Scudder Select 1000 Fund's 2.50% return surpassed the 1.59% return of the unmanaged Russell 1000 Growth Index.

Q: What has been the context of this performance?

A: Until March, market performance had been dominated by a handful of large-cap growth stocks, as investors preferred companies that have demonstrated the ability to produce sustainable earnings growth. However, the investment environment has been changing this year as interest rates have continued to rise. The higher rate environment discounted the earnings of many high growth companies, and market performance broadened, especially in the second calendar quarter to include smaller-cap and value stocks. In July and August we saw another shift as many large-cap growth stocks returned to favor. The strength of growth stocks is evident in the slightly stronger performance of the Select 1000 Growth Fund versus the Select 500 Fund for the period.

Q: Given your strategy of investing in stocks rated in the top four quintiles of your model while excluding the fifth quintile, how did this type of market help or hinder performance?

A: This has been one of the more difficult environments for this type of fund. When a few stocks lead performance, broadly diversified portfolios -- such as these funds -- face an uphill battle. Given the challenging environment, we are pleased with the funds' initial outperformance. We attribute part of these returns to the portfolio's diversification and a neutral approach to weighting industry sectors and fundamental factors. This strategy eliminates the risk of attempting to make the right sector call by over- or underweighting a sector or factor. As a result, the funds participate directly in the performance of each sector in proportion to their benchmark index, and typically are not left behind if one area is performing especially well. When the market returns to its traditional focus on fundamentals, as we expect, the funds should benefit more than in the current environment.

Q: You refer to the fund's strategy as an "addition by subtraction" approach. What do you mean?

A: Our goal is to outperform the benchmark index for each fund -- that's the S&P 500 Index for the Select 500 Fund and the Russell 1000 Growth Index for the Select 1000 Fund -- by eliminating the 20% of assets that have the lowest expected return while replicating the fundamental characteristics of the index by selecting stocks from the remaining 80%. In short, both funds attempt to add value by "subtracting" stocks that we expect to underperform and investing among the rest. For most investors, the stocks that will cause the greatest future underperformance are ones that are already owned. That is why we concentrate primarily on identifying stocks to avoid. This is a very different approach from that used by most fundamental analysts and portfolio managers who focus almost exclusively on which stocks to buy.

Q: How does the stock selection process work?

A: We use a proprietary computer model to systematically evaluate stocks in the benchmarks. This analysis is based on a multi-factor model that evaluates each stock's growth prospects, relative valuation, and price momentum. In each fund, stocks are assigned a ranking by quintile. Quintile 1 consists of the highest rated stocks and Quintile 5 consists of the lowest rated stocks. Stocks ranked in the bottom, or fifth, quintile are excluded from a fund's investment universe. From among the remaining stocks an optimization is performed to create a portfolio with systematic risk characteristics that closely match the fund's benchmark. Examples of risk characteristics include exposure to specific industries, price-to-earnings ratios, debt-equity ratios, price volatility, and market capitalization. If the fundamental factor model calls for it, the characteristics of an excluded stock can be replicated by increasing the weighting of stocks in the portfolio that have the same fundamentals as that of the excluded stock. This results in a portfolio with fundamental characteristics nearly identical to the benchmark. Over time, each fund is rebalanced periodically as the rankings change.

This investment process is intended to create funds with relatively low "tracking error," or return deviation compared to its respective index. Although we believe the tracking errors will be low relative to typical U.S. stock funds, the investment approach is expected to help the funds to outperform their benchmarks over an extended period.

Q: What are some of the characteristics of a stock that would be eliminated?

A: In selecting stocks to eliminate from the investment universe, we attempt to identify those that have unattractive valuations, deteriorating fundamentals, and a history of disappointing shareholders. We use four types of factors to evaluate a security: 1) valuation factors, such as price-to-forward earnings and price-to-cash flow ratios, to identify those assets with unattractive valuations; 2) earnings/momentum factors, such as short- and long-term momentum, to determine those securities that have deteriorating fundamentals and a history of disappointing shareholders; 3) expectational factors, such as earnings revisions, to identify the markets' recognition of a deterioration in stock fundamentals; and 4) risk adversity factors, such as beta or dividend yield, to isolate those stocks that have higher expected downside risk.

Q: Do you have some examples of stocks that were eliminated from your universe of investible securities?

A: Yes. Most were weak performers. Over this short period we excluded several from Scudder Select 500 Fund, including American Home Products, Waste Management (down over 50% in July), Coca-Cola, and Autodesk. For Scudder Select 1000 Fund, the list of excluded companies included Health Management Associates, Earthlink (an Internet service provider that competes with America Online), Amazon, Coca-Cola, and Network Solutions. All of these stocks were rated a "5" by each model and were not purchased by the funds.

Q: Your investment process is different from other mutual funds. How is it unique?

A: Our approach differs from other mutual funds in that we attempt to isolate and eliminate those stocks that we expect to underperform the market. Most mutual fund managers and analysts focus exclusively on which securities to purchase. This focus on the "buy" side of portfolio management is evident in the fact that the vast majority of analysts' recommendations are buy recommendations while very few are sell recommendations. We believe it is much easier to identify securities that will underperform than those that will outperform. The funds take advantage of this asymmetry by concentrating on the sells.

Q: Are these funds substitutes for an index fund?

A: No. The funds are not substitutes for an index fund. Although the funds have index-like risk in terms of their systematic risk, the elimination of 20% of the assets in the investment universe leads to stock-specific risk. In other words, the funds do not make factor (e.g., price/earnings or market capitalization) or industry bets, but make bets against individual stocks. In particular, the funds make bets against the 20% of the assets in the investment universe with the lowest expected return.

Q: What is your outlook?

A: As investors who are focused on individual security selection, we do not make portfolio allocations based on our view of the markets or the economy. We view the most recent period of dominance by a handful of large-cap growth stocks as unusual and unsustainable over the long term. As a result, we expect market leadership to broaden to include more stocks -- a condition we think will add to the performance of both funds over time.

Scudder Select Funds:

A Team Approach to Investing

Scudder Select Funds are managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals, each of whom plays an important role in the funds' management process. Team members work together to develop investment strategies and select securities for the funds' portfolios. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits fund investors by bringing together many disciplines and leveraging our extensive resources.

Lead portfolio manager Robert D. Tymoczko joined the Adviser in 1997 as a quantitative research analyst. Since 1998 Mr. Tymoczko has been working as a portfolio manager for the Adviser. From 1994 to 1995, Mr. Tymoczko worked as an economic consultant. From 1995 until he joined the Adviser, Mr. Tymoczko worked toward an M.B.A. degree with a concentration in finance and econometrics. He began his investment career in 1992.

Portfolio manager Philip S. Fortuna joined the Adviser in 1986. Since 1998 Mr. Fortuna has been director of the Adviser's quantitative group, responsible for quantitative research and all quantitative products.

Portfolio Summary
--------------------------------------------------------------------------------
                                                                 August 31, 1999

Scudder Select 500 Fund

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.




Common Stocks               99%                         The fund pursues a fully
Cash Equivalents             1%                               invested approach.
------------------------------------

                           100%
------------------------------------


--------------------------------------------------------------------------------
Sector Diversification
--------------------------------------------------------------------------------
(Excludes 1% Cash Equivalents)

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.


Technology                  19%                            The fund's investment
Financial                   16%                               approach typically
Consumer Staples            10%                                results in sector
Manufacturing                9%                              weightings that are
Health                       9%                           essentially similar to
Communications               9%                         the sector weightings of
Energy                       8%                               the S&P 500 Index.
Consumer Discretionary       7%
Durables                     5%
Other                        8%
------------------------------------
                           100%
------------------------------------

--------------------------------------------------------------------------------
Ten Largest Equity Holdings
--------------------------------------------------------------------------------
(26% of Portfolio)                                       The fund's top holdings
                                                               are the result of
1.  Microsoft Corp.                                         excluding the 20% of
    Developer of computer software                        assets with the lowest
                                                           expected return while
2.  General Electric Co.                                         replicating the
    Producer of electrical equipment                                 fundamental
                                                          characteristics of the
3.  Johnson & Johnson                                           S&P 500 Index by
    Healthcare products                                    selecting stocks from
                                                        among the remaining 80%.
4.  Intel Corp.
    Producer of semiconductor memory circuits

5.  Bristol-Myers Squibb Co.
    Diversified pharmaceutical and consumer products company

6.  International Business Machines Corp.
    Manufacturer of computers and servicer of information processing units

7.  Procter & Gamble Co.
    Diversified manufacturer of consumer products

8.  AT&T Corp.
    Telecommunication services

9.  Exxon Corp.
    International oil and gas company

10. Wal-Mart Stores Inc.
    Operator of discount stores



For more complete details about the Fund's investment portfolio, see page 16. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Portfolio Summary
--------------------------------------------------------------------------------
                                                                 August 31, 1999

Scudder Select 1000 Growth Fund

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Common Stocks               98%                               The fund pursues a
Cash Equivalents             2%                                   fully invested
------------------------------------                                   approach.
                           100%
------------------------------------


--------------------------------------------------------------------------------
Sector Diversification
--------------------------------------------------------------------------------
(Excludes 2% Cash Equivalents)

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.


Technology                  28%                            The fund's investment
Health                      19%                               approach typically
Consumer Staples            10%                               results in sector
Manufacturing               10%                              weightings that are
Consumer Discretionary       8%                           essentially similar to
Durables                     6%                         the sector weightings of
Service Industries           5%                          the Russell 1000 Growth
Financial                    5%                                           Index.
Communications               4%
Other                        5%
------------------------------------
                           100%
------------------------------------

--------------------------------------------------------------------------------
Ten Largest Equity Holdings
--------------------------------------------------------------------------------
(36% of Portfolio)                                       The fund's top holdings
                                                               are the result of
                                                            excluding the 20% of
                                                          assets with the lowest
                                                           expected return while
                                                                 replicating the
                                                                     fundamental
                                                          characteristics of the
                                                             Russell 1000 Growth
                                                              Index by selecting
                                                           stocks from among the
                                                                  remaining 80%.

1.  Microsoft Corp.
    Developer of computer software

2.  General Electric Co.
    Producer of electrical equipment

3.  Intel Corp.
    Producer of semiconductor memory circuits

4.  Bristol-Myers Squibb Co.
    Pharmaceutical and consumer products company

5.  Lucent Technologies Inc.
    Developer of communication systems and software

6.  Procter & Gamble Co.
    Manufacturer of consumer products

7.  Merck & Co., Inc.
    Drug manufacturer

8.  Johnson & Johnson
    Manufacturer of healthcare products

9.  Wal-Mart Stores, Inc.
    Operator of discount stores

10. Cisco Systems, Inc.
    Manufacturer of computer network products



For more complete details about the Fund's investment portfolio, see page 25. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                           as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal      Market
                                                       Amount ($)     Value ($)
--------------------------------------------------------------------------------

Scudder Select 500 Fund

--------------------------------------------------------------------------------
Repurchase Agreements 0.9%
--------------------------------------------------------------------------------

Repurchase Agreement with State Street Bank and Trust
     Company, dated 8/31/1999 at 5.41%, to be repurchased
     at $318,048 on 9/1/1999, collateralized by a
     $325,000 U.S. Treasury Note, 3.625%, 1/15/2008
     (Cost $318,000) ...........................         318,000         318,000

--------------------------------------------------------------------------------
Common Stocks 99.1%
--------------------------------------------------------------------------------

                                                         Shares
--------------------------------------------------------------------------------

 Consumer Discretionary 6.5%

 Apparel & Shoes 0.4%
 Liz Claiborne Inc. ............................           1,300          47,775
 Nike, Inc. "B" ................................           2,200         101,750
 Too Inc.* .....................................             142           2,494
                                                                      ----------
                                                                         152,019
                                                                      ----------
 Department & Chain Stores 4.9%
 Costco Wholesale Corp.* .......................             900          67,275
 Dayton Hudson Corp. ...........................           2,000         116,000
 Federated Department Stores, Inc.* ............           1,000          46,000
 Gap Inc. ......................................           2,850         111,506
 Home Depot, Inc. ..............................           5,800         354,525
 Kmart Corp.* ..................................           3,200          40,200
 Kohl's Corp.* .................................             800          57,000
 Lowe's Companies, Inc. ........................           2,000          90,500
 Sears, Roebuck & Co. ..........................           1,500          56,250
 The Limited, Inc. .............................           1,000          37,875
 Wal-Mart Stores Inc. ..........................          15,600         691,275
                                                                      ----------
                                                                       1,668,406
                                                                      ----------

 Hotels & Casinos 0.5%
 Carnival Corp. "A" ............................           2,800         125,125
 Marriott International, Inc. "A" ..............           1,800          61,650
                                                                      ----------
                                                                         186,775
                                                                      ----------

 Recreational Products 0.2%
 Brunswick Corp. ...............................           2,100          53,681
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Specialty Retail 0.3%
 Circuit City Stores Inc. ........................            800         34,400
 Office Depot Inc.* ..............................          2,600         27,138
 Tandy Corp. .....................................            700         33,075
                                                                      ----------
                                                                          94,613
                                                                      ----------

 Miscellaneous 0.2%
 Fortune Brands, Inc. ............................          1,900         71,250
                                                                      ----------

 Consumer Staples 10.3%

 Alcohol & Tobacco 2.2%
 Anheuser-Busch Companies, Inc. ..................          2,500        192,500
 Brown-Forman Corp. "B" ..........................          1,600         94,000
 Philip Morris Companies, Inc. ...................          8,800        329,450
 Seagram Co., Ltd. ...............................          2,500        132,656
                                                                      ----------
                                                                         748,606
                                                                      ----------

 Consumer Electronic & Photographic 0.5%
 Eastman Kodak Co. ...............................          2,300        168,906
                                                                      ----------

 Consumer Specialties 0.1%
 American Greeting Corp., "A" ....................          1,700         47,069
                                                                      ----------

 Farming 0.3%
 Pioneer Hi-Bred International, Inc. .............          2,400         93,900
                                                                      ----------

 Food & Beverage 3.3%
 Albertson's Inc. ................................          2,245        107,620
 General Mills, Inc. .............................          1,100         92,125
 Kroger Co.* .....................................          5,300        122,563
 Nabisco Group Holdings ..........................          2,700         47,925
 Quaker Oats Co. .................................          2,800        187,075
 Ralston Purina Group ............................          7,300        200,750
 Safeway Inc.* ...................................          3,200        149,000
 William Wrigley Jr. Co. .........................          1,400        109,638
 Winn-Dixie Stores, Inc. .........................          3,300        112,200
                                                                      ----------
                                                                       1,128,896
                                                                      ----------

 Package Goods/Cosmetics 3.9%
 Avon Products, Inc. .............................          2,100         92,138
 Clorox Co. ......................................          2,200         99,550
 Unilever NV (New York Shares) ...................          3,500        241,063
 Kimberly-Clark Corp. ............................          2,900        165,119

    The accompanying notes are an integral part of the financial statements.

                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Procter & Gamble Co. ..........................           7,400         734,450
                                                                      ----------
                                                                       1,332,320
                                                                      ----------

 Health 9.2%

 Biotechnology 0.9%
 Amgen Inc.* ...................................           3,600         299,475
                                                                      ----------

 Health Industry Services 0.5%
 United Healthcare Corp. .......................           2,100         127,706
 Wellpoint Health Networks Inc.* ...............             800          58,300
                                                                      ----------
                                                                         186,006
                                                                      ----------

 Hospital Management 0.2%
 Columbia/HCA Healthcare Corp. .................           3,100          76,338
                                                                      ----------

 Medical Supply & Specialty 1.1%
 Baxter International Inc. .....................           3,400         228,013
 Biomet Inc. ...................................             900          32,175
 Boston Scientific Corp.* ......................           3,100         105,206
                                                                      ----------
                                                                        365,394
                                                                      ----------

 Pharmaceuticals 6.5%
 Allergan, Inc. ................................             400          39,950
 Bristol-Myers Squibb Co. ......................          11,900         837,463
 Johnson & Johnson .............................           9,800       1,002,050
 Pharmacia & Upjohn, Inc. ......................           4,300         224,675
 Watson Pharmaceuticals, Inc.* .................           3,300         118,388
                                                                      ----------
                                                                       2,222,526
                                                                      ----------

 Communications 8.8%

 Cellular Telephone 0.5%
 Nextel Communications, Inc. "A"* ..............           1,400          80,938
 Vodafone Group PLC (ADR) ......................             550         110,309
                                                                      ----------
                                                                         191,247
                                                                      ----------

 Telephone/Communications 8.3%
 AT&T Corp. ....................................          15,700         706,500
 Ameritech Corp. ...............................           3,100         195,688
 Bell Atlantic Corp. ...........................           7,400         453,250
 BellSouth Corp. ...............................           8,100         366,525
 GTE Corp. .....................................           3,600         247,050
 Nortel Networks Corp. .........................           6,000         246,375
 SBC Communicatons, Inc. .......................           8,600         412,800
 Sprint Corp. ..................................           2,300         102,063


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 US West, Inc. ...................................          2,100        109,725
                                                                      ----------
                                                                       2,839,976
                                                                      ----------

 Financial 15.5%

 Banks 6.4%
 BankBoston Corp. ................................          1,700         78,944
 Chase Manhattan Corp. ...........................          4,800        401,700
 Firstar Corp. ...................................          7,700        206,456
 Golden West Financial Corp. .....................          1,800        163,463
 Huntington Bancshares Inc. ......................          3,370        100,889
 J.P. Morgan & Co., Inc. .........................          1,900        245,456
 Mellon Bank Corp. ...............................          5,300        176,888
 PNC Bank Corp. ..................................          6,700        350,494
 Regions Financial Corp. .........................          4,300        151,844
 Republic New York Corp. .........................          1,600        111,000
 SouthTrust Corp. ................................          3,200        113,000
 State Street Corp. ..............................          1,500         89,813
                                                                      ----------
                                                                       2,189,947
                                                                      ----------

 Insurance 4.2%
 Aegon NV (ADR) ..................................            502         43,580
 Aetna Inc. ......................................          1,000         77,750
 American International Group, Inc. ..............          5,125        475,023
 Aon Corp. .......................................          2,000         66,750
 Chubb Corp. .....................................          1,900        108,656
 Cigna Corp. .....................................          1,000         89,813
 Conseco, Inc. ...................................          5,900        141,600
 Hartford Financial Services Group Inc. ..........          1,800         81,788
 Lincoln National Corp. ..........................          2,200        103,125
 Loews Corp. .....................................            800         62,800
 MGIC Investment Corp. ...........................          1,300         56,469
 Marsh & McLennan Companies, Inc. ................          1,700        123,781
                                                                      ----------
                                                                       1,431,135
                                                                      ----------

 Consumer Finance 1.8%
 Citigroup Inc. ..................................         13,650        606,572
                                                                      ----------

 Other Financial Companies 3.1%
 Bear Stearns Companies, Inc. ....................          2,300         95,738
 Federal Home Loan Mortgage Corp. ................          4,500        231,750
 Federal National Mortgage Association ...........          7,100        441,088
 Lehman Brothers Holdings, Inc. ..................          1,500         80,625


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Morgan Stanley, Dean Witter & Co. .............           2,600         223,113
                                                                      ----------
                                                                       1,072,314
                                                                      ----------

 Media 2.6%

 Advertising 0.1%
 Omnicom Group, Inc. ...........................             500          37,688
                                                                      ----------

 Broadcasting & Entertainment 0.6%
 Time Warner Inc. ..............................           3,700         219,456
                                                                      ----------

 Cable Television 1.2%
 Comcast Corp. "A" .............................           3,200         104,400
 Media One Group, Inc.* ........................           4,600         302,450
                                                                      ----------
                                                                         406,850
                                                                      ----------

 Print Media 0.7%
 Gannett Co., Inc. .............................           1,500         101,906
 Times Mirror Co. "A" ..........................           2,200         127,050
                                                                      ----------
                                                                         228,956
                                                                      ----------

 Service Industries 2.1%

 EDP Services 0.9%
 Automatic Data Processing, Inc. ...............           2,600         102,213
 Electronic Data Systems Corp. .................           2,000         112,250
 First Data Corp.* .............................           2,100          92,400
                                                                      ----------
                                                                         306,863
                                                                      ----------

 Investment 0.3%
 Charles Schwab Corp. ..........................           2,200          86,900
                                                                      ----------

 Miscellaneous Consumer Services 0.9%
 America Online Inc.* ..........................           3,400         310,463
                                                                      ----------

 Durables 5.1%

 Aerospace 1.8%
 AlliedSignal Inc. .............................           2,100         128,625
 Boeing Co. ....................................           4,700         212,969
 Northrop Grumman Corp. ........................             900          65,250
 Rockwell International Corp. ..................           1,600          94,600
 United Technologies Corp. .....................           1,700         112,413
                                                                      ----------
                                                                         613,857
                                                                      ----------

 Automobiles 1.1%
 Ford Motor Co. ................................           3,800         198,075
 General Motors Corp. ..........................           2,700         178,538
                                                                      ----------
                                                                         376,613
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Construction/Agricultural Equipment 0.2%
 Caterpillar Inc. ................................          1,500         84,938
                                                                      ----------

 Telecommunications Equipment 2.0%
 General Instrument Corp.* .......................            600         29,513
 Lucent Technologies Inc. ........................          8,600        550,938
 Tellabs, Inc.* ..................................          2,000        119,125
                                                                      ----------
                                                                         699,576
                                                                      ----------

 Manufacturing 9.1%

 Chemicals 1.3%
 Dow Chemical Co. ................................            800         90,900
 E.I. du Pont de Nemours & Co. ...................          3,000        190,125
 Praxair, Inc. ...................................          1,000         47,000
 Sigma-Aldrich Corp. .............................          1,500         48,375
 W.R. Grace & Co.* ...............................          4,200         80,325
                                                                      ----------
                                                                         456,725
                                                                      ----------

 Containers & Paper 0.6%
 Champion International Corp. ....................          1,100         60,500
 International Paper Co. .........................          1,800         84,713
 Sealed Air Corp.* ...............................          1,100         64,625
                                                                      ----------
                                                                         209,838
                                                                      ----------

 Diversified Manufacturing 5.8%
 Cooper Industries, Inc. .........................          1,000         51,875
 General Electric Co. ............................         10,900      1,224,206
 Honeywell, Inc. .................................            700         79,450
 Minnesota Mining & Manufacturing Co. ............          3,000        283,500
 Tenneco, Inc. ...................................          2,200         44,275
 Textron, Inc. ...................................          1,000         80,750
 Tyco International Ltd. .........................          2,400        243,150
                                                                      ----------
                                                                       2,007,206
                                                                      ----------

 Electrical Products 0.4%
 Emerson Electric Co. ............................          2,300        144,038
                                                                      ----------

 Industrial Specialty 0.7%
 Corning Inc. ....................................          1,000         66,500
 PPG Industries, Inc. ............................          1,600         96,100
 Sherwin-Williams Co. ............................          2,700         65,813
                                                                      ----------
                                                                         228,413
                                                                      ----------

 Machinery/Components/Controls 0.3%
 Pitney Bowes, Inc. ..............................          1,900        112,100
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Technology 19.1%

 Computer Software 6.0%
 BMC Software Inc.* ..............................          2,600        139,913
 Computer Associates International, Inc. .........          2,100        118,650
 Compuware Corp.* ................................          2,600         78,488
 Microsoft Corp.* ................................         16,800      1,555,033
 Oracle Systems Corp.* ...........................          5,100        186,150
                                                                      ----------
                                                                       2,078,234
                                                                      ----------

 Diverse Electronic Products 1.0%
 Applied Materials, Inc.* ........................          1,700        120,806
 Motorola Inc. ...................................          2,500        230,625
                                                                      ----------
                                                                         351,431
                                                                      ----------

 EDP Peripherals 0.7%
 EMC Corp.* ......................................          4,100        246,000
                                                                      ----------

 Electronic Components/Distributors 2.2%
 Cisco Systems, Inc.* ............................          9,200        623,875
 Gateway Inc.* ...................................          1,200        116,325
                                                                      ----------
                                                                         740,200
                                                                      ----------

 Electronic Data Processing 5.4%
 Apple Computer, Inc.* ...........................          2,100        137,025
 Hewlett-Packard Co. .............................          4,200        442,575
 International Business Machines Corp. ...........          6,400        797,200
 Sun Microsystems, Inc.* .........................          2,400        190,800
 Unisys Corp.* ...................................          6,300        270,900
                                                                      ----------
                                                                       1,838,500
                                                                      ----------

 Military Electronics 0.3%
 Raytheon Co. "B" ................................          1,400         95,375
                                                                      ----------

 Semiconductors 3.5%
 Intel Corp. .....................................         10,200        838,313
 KLA-Tencor Corp.* ...............................          1,200         75,375
 LSI Logic Corp.* ................................          1,300         73,775
 Texas Instruments Inc. ..........................          2,600        213,363
                                                                      ----------
                                                                       1,200,826
                                                                      ----------

 Energy 7.6%

 Engineering 0.2%
 Fluor Corp. .....................................          1,600         66,200
                                                                      ----------

 Oil & Gas Production 2.5%
 Apache Corp. ....................................          1,400         63,700


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Burlington Resources, Inc. ........................         1,600        66,900
 Kerr-McGee Corp. ..................................         1,000        56,000
 Royal Dutch Petroleum Co. (New York shares) .......         9,900       612,563
 Union Pacific Resources Group .....................         3,200        57,400
                                                                      ----------
                                                                         856,563
                                                                      ----------

 Oil Companies 4.3%
 Atlantic Richfield Co. ............................         1,100        96,731
 Chevron Corp. .....................................         2,700       249,075
 Exxon Corp. .......................................         8,900       701,988
 Mobil Corp. .......................................         2,200       225,225
 Texaco Inc. .......................................         2,200       139,700
 USX Marathon Group ................................         1,600        49,800
                                                                      ----------
                                                                       1,462,519
                                                                      ----------

 Oil/Gas Transmission 0.3%
 Enron Corp. .......................................         2,600       108,875
                                                                      ----------

 Oilfield Services/Equipment 0.3%
 Baker Hughes, Inc. ................................         2,900        98,600
                                                                      ----------

 Metals & Minerals 0.6%

 Precious Metals 0.3%
 Barrick Gold Corp.* ...............................         4,700        91,063
                                                                      ----------

 Steel & Metals 0.3%
 Alcoa Inc. ........................................         1,400        90,388
                                                                      ----------

 Construction 0.3%

 Building Products 0.1%
 Georgia Pacific Group .............................         1,200        49,650
                                                                      ----------

 Forest Products 0.2%
 Weyerhaeuser Co. ..................................         1,400        78,750
                                                                      ----------

 Transportation 0.8%

 Air Freight 0.1%
 FDX Corp.* ........................................         1,000        42,438
                                                                      ----------

 Airlines 0.4%
 Delta Air Lines, Inc. .............................         2,900       147,356
                                                                      ----------
    The accompanying notes are an integral part of the financial statements.

                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------



 Railroads 0.3%
 Union Pacific Corp. ...............................        1,800         87,638
                                                                      ----------

 Utilities 1.5%

 Electric Utilities
 Duke Energy Corp. .................................        5,000        287,500
 FPL Group, Inc. ...................................        2,800        151,200
 Southern Company ..................................        2,900         78,481
                                                                      ----------
                                                                         517,181
                                                                      ----------


Total Common Stocks (Cost $33,858,918)                                34,005,638

Total Investment Portfolio -- 100.0% (Cost $34,176,918) (a)           34,323,638



(a) The cost for federal income tax purposes was $34,176,918. At August 31, 1999, net unrealized appreciation based on tax cost was $146,720. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,761,717 and gross unrealized depreciation for all investment securities in which there was an excess of tax cost over market value of $1,614,997.

*        Non-income producing security


    The accompanying notes are an integral part of the financial statements.

Investment Portfolio                           as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal      Market
                                                        Amount ($)     Value ($)
--------------------------------------------------------------------------------


Scudder Select 1000 Growth Fund

--------------------------------------------------------------------------------
Repurchase Agreements 1.6%
--------------------------------------------------------------------------------

 Repurchase Agreement with State Street Bank and Trust
    Company, dated 8/31/1999 at 5.41%, to be repurchased
    at $345,052 on 9/1/1999, collateralized by a
    $355,000 U.S. Treasury Note, 3.625%, 1/15/2008
    (Cost $345,000) ....................................   345,000       345,000

--------------------------------------------------------------------------------
Common Stocks 98.4%
--------------------------------------------------------------------------------




                                                           Shares
--------------------------------------------------------------------------------

 Consumer Discretionary 7.6%

 Apparel & Shoes 0.4%
 Abercrombie & Fitch Co. "A"* ..........................         600      20,925
 Jones Apparel Group, Inc.* ............................       1,000      25,938
 Nike, Inc. "B" ........................................         700      32,375
                                                                      ----------
                                                                          79,238
                                                                      ----------

 Department & Chain Stores 6.0%
 Bed Bath & Beyond Inc.* ...............................         700      19,250
 CVS Corp. .............................................       1,500      62,531
 Costco Wholesale Corp.* ...............................       1,200      89,700
 Dayton Hudson Corp. ...................................       1,500      87,000
 Gap Inc. ..............................................       2,200      86,075
 Home Depot, Inc. ......................................       5,600     342,300
 Kohl's Corp.* .........................................         600      42,750
 Lowe's Companies, Inc. ................................       1,300      58,825
 TJX Companies, Inc. ...................................         900      25,988
 Wal-Mart Stores Inc. ..................................      10,300     456,419
                                                                      ----------
                                                                       1,270,838
                                                                      ----------

 Hotels & Casinos 0.3%
 Host Marriot Corp. ....................................       2,300      21,275
 Marriott International, Inc. "A".......................       1,100      37,675
                                                                      ----------
                                                                          58,950
                                                                      ----------

 Recreational Products 0.3%
 Harley-Davidson Inc. ..................................         700      38,150
 Mattel Inc. ...........................................       1,800      38,363
                                                                      ----------
                                                                          76,513
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Restaurants 0.1%
 Outback Steakhouse Inc.* ..............................     800          23,700
                                                                      ----------

 Specialty Retail 0.5%
 Circuit City Stores Inc. ..............................     800          34,400
 Staples Inc.* .........................................   1,700          36,975
 Tandy Corp. ...........................................     600          28,350
                                                                      ----------
                                                                          99,725
                                                                      ----------
 Consumer Staples 10.1%

 Alcohol & Tobacco 1.8%
 Anheuser-Busch Companies, Inc. ........................   1,100          84,700
 Brown-Forman Corp. "B" ................................     600          35,250
 Philip Morris Companies, Inc. .........................   7,200         269,550
                                                                      ----------
                                                                         389,500
                                                                      ----------

 Food & Beverage 3.3%
 Albertson's Inc. ......................................   1,200          57,525
 Bestfoods .............................................   1,900          93,338
 ConAgra, Inc. .........................................   1,400          34,300
 Kroger Co.* ...........................................   2,200          50,875
 PepsiCo Inc. ..........................................   5,600         191,100
 Ralston Purina Group ..................................   4,300         118,250
 Safeway Inc.* .........................................   3,400         158,313
                                                                      ----------
                                                                         703,701
                                                                      ----------

 Package Goods/Cosmetics 5.0%
 Avon Products, Inc. ...................................   1,300          57,038
 Clorox Co. ............................................   1,600          72,400
 Colgate-Palmolive Co. .................................   1,100          58,850
 Estee Lauder Companies "A" ............................   1,000          45,938
 Kimberly-Clark Corp. ..................................   1,600          91,100
 Nu Skin Asia Pacific Inc.* ............................   3,000          32,063
 Procter & Gamble Co. ..................................   7,100         704,675
                                                                      ----------
                                                                       1,062,064
                                                                      ----------
 Health 18.3%

 Biotechnology 2.9%
 Amgen Inc.* ...........................................   3,200         266,200
 Biogen Inc.* ..........................................   1,200          92,100
 Chiron Corp.* .........................................   1,500          48,188
 Genzyme Corporation (General Division).................   1,200          67,725
 Genzyne Surgical Products* ............................     214           1,391


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Immunex Corp.* ........................................     600          40,388
 MedImmune, Inc.* ......................................   1,000         103,188
                                                                      ----------
                                                                         619,180
                                                                      ----------

 Health Industry Services 0.9%
 IMS Health Inc. .......................................   1,100          30,388
 Pacificare Health Systems, Inc.*.......................   1,000          60,000
 United Healthcare Corp. ...............................   1,200          72,975
 Wellpoint Health Networks Inc.* .......................     500          36,438
                                                                      ----------
                                                                         199,801
                                                                      ----------

 Medical Supply & Specialty 1.9%
 Baxter International Inc. .............................   2,200         147,538
 Biomet Inc. ...........................................     900          32,175
 Boston Scientific Corp.* ..............................   1,700          57,694
 DENTSPLY International Inc. ...........................   1,100          27,294
 Hillenbrand Industries, Inc. ..........................   1,300          37,050
 Lincare Holdings Inc.* ................................   1,400          36,925
 St. Jude Medical, Inc.* ...............................     800          29,000
 VISX Inc.* ............................................     300          27,150
                                                                      ----------
                                                                         394,826
                                                                      ----------

 Pharmaceuticals 12.6%
 Abbott Laboratories ...................................   8,600         373,025
 Andrx Corp.* ..........................................     600          43,125
 Bristol-Myers Squibb Co. ..............................  11,600         816,350
 Eli Lilly & Co. .......................................   3,600         268,650
 IVAX Corp.* ...........................................   2,500          41,250
 Johnson & Johnson .....................................   5,400         552,150
 Merck & Co., Inc. .....................................   8,800         591,250
                                                                      ----------
                                                                       2,685,800
                                                                      ----------

 Communications 4.3%

 Cellular Telephone 1.0%
 Nextel Communications, Inc. "A"*.......................     700          40,469
 Vodafone Group PLC (ADR) ..............................     850         170,478
                                                                      ----------
                                                                         210,947
                                                                      ----------

 Telephone/Communications 3.3%
 ADC Telecommunications, Inc. ..........................   1,300          48,181
 AT&T Corp. ............................................   1,100          49,500
 Bell Atlantic Corp. ...................................     600          36,750
 GTE Corp. .............................................     800          54,900
 JDS Uniphase Corp.* ...................................     400          42,425
 MCI WorldCom, Inc.* ...................................   4,600         348,450


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                            Shares     Value ($)
--------------------------------------------------------------------------------

 NEXTLINK Communications, Inc. "A"* ........................    600       30,225
 Qwest Communications International Inc.*...................    100        2,875
 SBC Communicatons, Inc. ...................................  1,900       91,200
                                                                      ----------
                                                                         704,506
                                                                      ----------

 Financial 4.6%

 Banks 1.2%
 BANK ONE CORP .............................................    700       28,088
 MBNA Corp. ................................................  2,200       54,313
 Northern Trust Corp. ......................................    400       33,925
 State Street Corp. ........................................    600       35,925
 Washington Mutual, Inc. ...................................  1,500       47,625
 Wells Fargo Co. ...........................................  1,300       51,756
                                                                      ----------
                                                                         251,632
                                                                      ----------

 Insurance 0.8%
 American International Group, Inc. ........................  1,500      139,031
 Providian Financial Corp. .................................    300       23,288
                                                                      ----------
                                                                         162,319
                                                                      ----------

 Consumer Finance 1.7%
 American Express Credit Corp. .............................  1,400      192,500
 Citigroup Inc. ............................................  3,150      139,978
 Household International, Inc. .............................    800       30,200
                                                                      ----------
                                                                         362,678
                                                                      ----------

 Other Financial Companies 0.9%
 Federal Home Loan Mortgage Corp. ..........................  1,900       97,850
 Federal National Mortgage Association .....................  1,700      105,613
                                                                      ----------
                                                                         203,463
                                                                      ----------

 Media 3.2%

 Advertising 0.5%
 Interpublic Group of Companies Inc. .......................  1,400       55,475
 Omnicom Group, Inc. .......................................    700       52,763
                                                                      ----------
                                                                         108,238
                                                                      ----------

 Broadcasting & Entertainment 1.4%
 CBS Corp.* ................................................  1,500       70,500
 Hispanic Broadcasting Corp.* ..............................    600       44,850
 Time Warner Inc. ..........................................  3,200      189,800
                                                                      ----------
                                                                         305,150
                                                                      ----------

 Cable Television 1.0%
 Comcast Corp. "A" .........................................  2,200       71,775
 Media One Group, Inc.* ....................................  2,300      151,225
                                                                      ----------
                                                                         223,000
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Print Media 0.3%
 Gannett Co., Inc. ......................................     800         54,350
                                                                      ----------

 Service Industries 5.2%

 EDP Services 0.8%
 Automatic Data Processing, Inc. ........................   1,600         62,900
 Electronic Data Systems Corp. ..........................     700         39,288
 First Data Corp. .......................................   1,600         70,400
 Safeguard Scientifics, Inc.* ...........................     100          6,725
                                                                      ----------
                                                                         179,313
                                                                      ----------

 Environmental Services 0.1%
 Waste Management, Inc. .................................   1,200         26,175
                                                                      ----------

 Investment 0.9%
 Charles Schwab Corp. ...................................   2,100         82,950
 Franklin Resources, Inc. ...............................   1,400         50,313
 T. Rowe Price & Associates, Inc. .......................   1,900         58,781
                                                                      ----------
                                                                         192,044
                                                                      ----------

 Miscellaneous Commercial Services 0.4%
 Cintas Corp. ...........................................     600         30,825
 Convergys Corp.* .......................................   1,500         30,938
 Gartner Group, Inc. "B"* ...............................     143          2,932
 Sysco Corp. ............................................     900         29,363
                                                                      ----------
                                                                          94,058
                                                                      ----------

 Miscellaneous Consumer Services 2.9%
 Amazon.com, Inc.* ......................................     700         87,063
 America Online Inc.* ...................................   4,500        410,906
 Cendant Corp.* .........................................   1,900         34,081
 Service Corp. International ............................   1,700         23,481
 Yahoo! Inc.* ...........................................     500         73,750
                                                                      ----------
                                                                         629,281
                                                                      ----------

 Miscellaneous 0.1%
 Metris Companies Inc. ..................................     800         22,050
                                                                      ----------

 Durables 5.5%

 Aerospace 1.4%
 AlliedSignal Inc. ......................................     800         49,000
 Boeing Co. .............................................   3,100        140,469
 United Technologies Corp. ..............................   1,523        100,708
                                                                      ----------
                                                                         290,177
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------



 Automobiles 0.1%
 Lear Corp.* ..........................................       800         32,150
                                                                      ----------

 Leasing Companies 0.1%
 IKON Office Solutions, Inc. ..........................     2,100         23,363
                                                                      ----------

 Telecommunications Equipment 3.9%
 Lucent Technologies Inc. .............................    11,300        723,906
 Tellabs, Inc.* .......................................     1,600         95,300
                                                                      ----------
                                                                         819,206
                                                                      ----------

 Manufacturing 10.2%

 Chemicals 0.3%
 B.F. Goodrich Co., Inc. ..............................     1,900         70,181
                                                                      ----------

 Containers & Paper 0.5%
 Avery Dennison Corp. .................................       700         38,413
 Fort James Corp. .....................................     1,700         54,825
                                                                      ----------
                                                                          93,238
                                                                      ----------

 Diversified Manufacturing 6.1%
 General Electric Co. .................................    10,800      1,212,975
 Minnesota Mining & Manufacturing Co. .................       600         56,700
 Tyco International Ltd. ..............................       370         37,486
                                                                      ----------
                                                                       1,307,161
                                                                      ----------

 Hand Tools 0.2%
 Black & Decker Corp. .................................       700         36,838
                                                                      ----------

 Industrial Specialty 0.8%
 Corning Inc. .........................................       800         53,200
 QUALCOMM Inc. ........................................       600        115,313
                                                                      ----------
                                                                         168,513
                                                                      ----------

 Machinery/Components/Controls 0.9%
 Illinois Tool Works Inc. .............................       800         62,350
 Pitney Bowes, Inc. ...................................     2,100        123,900
                                                                      ----------
                                                                         186,250
                                                                      ----------

 Office Equipment/Supplies 1.4%
 Herman Miller, Inc. ..................................     1,200         28,275
 Lexmark International Group Inc. "A"* ................       200         15,750
 Xerox Corp. ..........................................     5,200        248,300
                                                                      ----------
                                                                         292,325
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Technology 27.6%

 Computer Software 10.5%
 Adobe Systems Inc. ..................................        700         69,738
 Citrix Systems, Inc.* ...............................      1,900        108,300
 Computer Associates International, Inc. .............      2,400        135,600
 Compuware Corp.* ....................................      4,300        129,806
 Comverse Technologies Inc.* .........................        400         31,200
 Intuit Inc.* ........................................        300         26,869
 J.D. Edwards & Co.* .................................      2,900         53,288
 Legato Systems, Inc.* ...............................      1,400         60,288
 Microsoft Corp.* ....................................     14,000      1,295,859
 Oracle Systems Corp.* ...............................      5,000        182,500
 Rational Software Corp.* ............................        800         21,650
 Siebel Systems, Inc.* ...............................        900         61,819
 Synopsys Inc.* ......................................        900         50,344
                                                                      ----------
                                                                       2,227,261
                                                                      ----------

 Diverse Electronic Products 1.5%
 Applied Materials, Inc.* ............................      2,200        156,338
 Motorola Inc. .......................................      1,000         92,250
 Solectron Corp.* ....................................        600         46,950
 Teradyne Inc.* ......................................        500         34,031
                                                                      ----------
                                                                         329,569
                                                                      ----------

 EDP Peripherals 1.4%
 EMC Corp.* ..........................................      4,800        288,000
                                                                      ----------

 Electronic Components/Distributors 2.7%
 Adaptec Inc.* .......................................      1,200         46,800
 Analog Devices, Inc.* ...............................        700         36,050
 Cisco Systems, Inc.* ................................      6,400        434,000
 Sanmina Corp.* ......................................        800         60,000
                                                                      ----------
                                                                         576,850
                                                                      ----------

 Electronic Data Processing 4.2%
 Hewlett-Packard Co. .................................      3,500        368,813
 International Business Machines Corp. ...............      1,200        149,475
 Sun Microsystems, Inc.* .............................      3,500        278,250
 Unisys Corp.* .......................................      2,200         94,600
                                                                      ----------
                                                                         891,138
                                                                      ----------

 Military Electronics 0.2%
 Computer Sciences Corp.* ............................        700         48,431
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Semiconductors 7.1%
 Altera Corp.* ....................................         1,100         46,338
 Atmel Corp.* .....................................           300         11,794
 Intel Corp. ......................................        10,300        846,531
 KLA-Tencor Corp.* ................................         1,200         75,375
 LSI Logic Corp.* .................................           700         39,725
 Linear Technology Corp. ..........................           800         50,350
 Microchip Technology Inc.* .......................         1,400         76,650
 Texas Instruments Inc. ...........................         3,000        246,188
 Xilinx Inc.* .....................................         1,600        111,900
                                                                      ----------
                                                                       1,504,851
                                                                      ----------

 Energy 0.8%

 Oil & Gas Production 0.6%
 Anadarko Petroleum Corp. .........................         1,900         64,600
 Kerr-McGee Corp. .................................           800         44,800
 Vastar Resources, Inc. ...........................           100          6,663
                                                                      ----------
                                                                         116,063
                                                                      ----------

 Oil/Gas Transmission 0.1%
 Williams Cos., Inc. ..............................           700         28,875
                                                                      ----------

 Oilfield Services/Equipment 0.1%
 Baker Hughes, Inc. ...............................           900         30,600
                                                                      ----------

 Construction 0.4%

 Building Materials 0.1%
 Southdown, Inc. ..................................           400         20,200
                                                                      ----------

 Building Products 0.3%
 American Standard Companies, Inc.* ...............           800         32,800
 Masco Corp. ......................................           900         25,481
                                                                      ----------
                                                                          58,281
                                                                      ----------

 Transportation 0.1%

 Railroads
 Kansas City Southern Industries, Inc. ............           500         23,156
                                                                      ----------

 Utilities 0.5%

 Electric Utilities
 AES Corp.* .......................................         1,200         72,825


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

 Cincinnati Bell, Inc. ..............................       1,200         22,200

                                                                      ----------
                                                                          95,025
                                                                      ----------



Total Common Stocks (Cost $20,525,231                                 20,950,742

Total Investment Portfolio -- 100.0% (Cost $20,870,231) (a)           21,295,742



(a) The cost for federal income tax purposes was $20,870,231. At August 31, 1999, net unrealized appreciation based on tax cost was $425,411. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,520,702 and a gross unrealized depreciation for all investment securities in which there was an excess of tax cost over market value of $1,095,191.

*        Non-income producing security

    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Scudder          Scudder
                                                     Select 500      Select 1000
Assets                                                   Fund        Growth Fund
----------------------------------------------------------------------------------

Investments at market (for identified cost, see
   accompanying investment portfolios) ...........   $ 34,323,638    $ 21,295,742
Cash .............................................            419             498
Dividends and interest receivable ................         44,236          33,787
Receivable for Fund shares sold ..................         40,563          23,941
Due from Adviser .................................           --             5,957
                                                     ------------    ------------
Total assets .....................................     34,408,856      21,359,925

Liabilities
----------------------------------------------------------------------------------

Payable for Fund shares redeemed .................          4,971            --
Other accrued expenses ...........................         21,666           2,788
                                                     ------------    ------------
Total liabilities ................................         26,637           2,788
Net assets, at market value                          $ 34,382,219    $ 21,357,137

Net Assets
----------------------------------------------------------------------------------

Net assets consist of:
Undistributed net investment income ..............         46,634          65,428
Net unrealized appreciation (depreciation) on
   investments....................................        146,720         425,511
Accumulated net realized gain (loss) .............       (329,828)        (88,646)
Paid-in capital ..................................     34,518,693      20,954,844
Net assets, at market value                          $ 34,382,219    $ 21,357,137

Net Asset Value
----------------------------------------------------------------------------------

Net Asset Value, offering and redemption price per   $      11.91    $      12.30
   share (outstanding shares of beneficial
   interest, $.01 par value, unlimited number of
   shares authorized) ............................      2,887,317       1,735,713


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Operations for the period May 17, 1999 (commencement of operations) to August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Scudder          Scudder
                                                     Select 500      Select 1000
Investment Income                                       Fund          Growth Fund
------------------------------------------------------------------------------------

Income:
Dividends (net of foreign taxes withheld of $1,118
   and $0, respectively) ........................   $      146,584   $       92,320
Interest ........................................           21,640           13,175
                                                    ---------------  ---------------
                                                           168,224          105,495
Expenses:
Management fee ..................................           63,847           37,396
Services to shareholders ........................           87,117           60,409
Custodian and accounting fees ...................           33,164           21,266
Trustees' fees and expenses .....................            4,558            4,558
Reports to shareholders .........................            3,530            2,345
Auditing ........................................            5,088            5,088
Legal ...........................................            2,332            2,332
Registration fees ...............................           23,532           21,200
Amortization of organization expenses ...........           15,000           15,000
Other ...........................................            2,544            2,544
                                                    ---------------  ---------------
Total expenses before reductions ................          240,712          172,138
Expense reductions ..............................         (172,305)        (132,071)
                                                    ---------------  ---------------

Expenses, net ...................................           68,407           40,067

Net investment income                                       99,817           65,428

Realized and unrealized gain (loss) on
investments
------------------------------------------------------------------------------------
Net realized gain (loss) from investments .......        (329,828)         (88,646)
                                                    ---------------  ---------------
Net unrealized appreciation (depreciation) during
   the period on investments ....................         146,720          425,511

Net gain (loss) on investment transactions               (183,108)          336,865


Net increase (decrease) in net assets resulting     $     (83,291)   $      402,293
from operations


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets -- Scudder Select 500 Fund
--------------------------------------------------------------------------------

                                                                   For the Period May
                                                                        17, 1999
                                                                    (commencement of
                                                                     operations) to
                                                                     August 31, 1999
Increase (Decrease) in Net Assets                                     (Unaudited)
--------------------------------------------------------------------------------------

Operations:
Net investment income ...........................................    $      99,817
Net realized gain (loss) from investment transactions ...........         (329,828)
Net unrealized appreciation (depreciation) on investment
   transactions during the period ...............................          146,720
                                                                     ---------------
Net increase (decrease) in net assets resulting from operations            (83,291)
                                                                     ---------------
Distributions to shareholders from net investment income                   (53,183)
                                                                     ---------------
Fund share transactions:
Proceeds from shares sold .......................................       38,308,132
Net asset value of shares issued to shareholders in reinvestment
   of distributions .............................................           51,695
Cost of shares redeemed .........................................       (3,842,334)
                                                                     ---------------
Net increase (decrease) in net assets from Fund share transactions      34,517,493
                                                                     ---------------
Increase (decrease) in net assets ...............................       34,381,019
Net assets at beginning of period ...............................            1,200
Net assets at end of period (including undistributed net
   investment income of $46,634) ................................    $  34,382,219

Other Information
---------------------------------------------------------------------------------------

Increase (decrease) in Fund shares
Shares outstanding at beginning of period .......................              100
                                                                     ---------------
Shares sold .....................................................        3,195,398
Shares issued to shareholders in reinvestment of distributions ..            4,333
Shares redeemed .................................................         (312,514)
                                                                     ---------------
Net increase (decrease) in Fund shares ..........................         2,887,217
Shares outstanding at end of period .............................         2,887,317

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets -- Scudder Select 1000 Growth Fund
--------------------------------------------------------------------------------

                                                                   For the Period May
                                                                        17, 1999
                                                                    (commencement of
                                                                     operations) to
                                                                     August 31, 1999
Increase (Decrease) in Net Assets                                       (Unaudited)
--------------------------------------------------------------------------------------
Operations:
Net investment income ..........................................     $       65,428
Net realized gain (loss) from investment transactions ..........            (88,646)
Net unrealized appreciation (depreciation) on investment
   transactions during the period ..............................            425,511
                                                                     ---------------
Net increase (decrease) in net assets resulting from operations             402,293
                                                                     ---------------
Fund share transactions:
Proceeds from shares sold ......................................         22,128,916
Cost of shares redeemed ........................................        (1,175,272)
                                                                     ---------------

Net increase (decrease) in net assets from Fund share transactions       20,953,644
                                                                     ---------------
Increase (decrease) in net assets ..............................         21,355,937
Net assets at beginning of period ..............................              1,200
Net assets at end of period (including undistributed net investment
   income of $65,428) ..........................................     $   21,357,137

Other Information
------------------------------------------------------------------------------------
Increase (decrease) in Fund shares
Shares outstanding at beginning of period ......................                100
                                                                     ---------------
Shares sold ....................................................          1,832,342
Shares redeemed ................................................           (96,729)
                                                                     ---------------
Net increase (decrease) in Fund shares .........................          1,735,613
Shares outstanding at end of period ............................          1,735,713

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

Scudder Select 500 Fund

------------------------------------------------------------------------------------
Year Ended August 31,                                                       1999(b)
------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $12.00
                                                                           ---------
Income from investment operations:
  Net investment income                                                       .04
  Net realized and unrealized gain (loss) on investments                     (.11)
                                                                           ---------
  Total from investment operations                                           (.07)
Less distributions:
  From net investment income                                                 (.02)
  From net realized gains on investment transactions                            --
                                                                           ---------
  Total distributions                                                        (.02)
Net asset value, end of period                                             $11.91
                                                                           ---------
Total Return (%) (c)                                                         (.58)**

Ratios and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         34
Ratio of operating expenses, net to average daily net assets (%)              .75*
Ratio of operating expenses, before expense reductions, to average daily     2.64*
net assets (%)
Ratio of net investment income to average daily net assets (%)               1.09*
Portfolio turnover rate (%)                                                    42*


(a)      Based on monthly average shares outstanding during the period.

(b) For the period May 17, 1999 (commencement of operations) to August 31, 1999 (Unaudited).

(c) Total return would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized


    The accompanying notes are an integral part of the financial statements.

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

Scudder Select 1000 Growth Fund

------------------------------------------------------------------------------------
Year Ended August 31,                                                       1999(b)
------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $12.00
                                                                           ---------
Income from investment operations:
  Net investment income                                                       .05
  Net realized and unrealized gain (loss) on investments                      .25
                                                                           ---------
  Total from investment operations                                            .30
                                                                           ---------
Net asset value, end of period                                             $12.30
                                                                           ---------
Total Return (%)(c)                                                          2.50**

Ratios and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         21
Ratio of operating expenses, net to average daily net assets (%)              .75*
Ratio of operating expenses before expense reductions, to average daily
  net assets (%)                                                             3.22*
Ratio of net investment income to average daily net assets (%)               1.22*
Portfolio turnover rate (%)                                                    37*



(a)      Based on monthly average shares outstanding during the period.

(b) For the period May 17, 1999 (commencement of operations) to August 31, 1999 (Unaudited).

(c) Total return would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

                                                     August 31, 1999 (Unaudited)
A. Significant Accounting Policies

Scudder Select 500 Fund and Scudder Select 1000 Growth Fund (the "Funds") are a diversified series of Value Equity Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Funds financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the Funds in the preparation of their financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, both Funds paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually for the Scudder Select 1000 Growth Fund and quarterly for the Scudder Select 500 Fund. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as each Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

B. Related Parties

Under the Management Agreement (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser") the Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 0.70% for Scudder Select 500 Fund and 0.70% for Scudder Select 1000 Growth Fund, of each Fund's average daily net assets computed and accrued daily and payable monthly. The Adviser and certain of its subsidiaries agreed to reimburse or not impose, respectively, all or a portion of their fees payable by the Funds until May 31, 2000 in order to maintain the annualized expenses of each Fund at not more than 0.75% of average daily net assets. For the period ended August 31, 1999, the Adviser did not impose any of its management fee for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $63,847 and $37,396, respectively. Further, the Scudder Select 1000 Growth reimbursement due from the Adviser at August 31, 1999 amounted to $5,957.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for each Fund. For the period ended August 31, 1999, SSC imposed fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund amounting to $5,954 and $0, respectively, of which all is unpaid. Further, SSC did not impose fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund amounting to $78,160 and $59,669, respectively.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of each Fund. For the period ended August 31, 1999, SFAC imposed fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund amounting to $1,134 and $0, respectively, of which all is unpaid. Further, SFAC did not impose fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund amounting to $15,298 and $14,049, respectively.

The Funds pay each Trustee not affiliated with the Adviser an annual retainer plus specified amounts for attended board and committee meetings. For the period ended August 31, 1999, Trustees' fees and expenses for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund both aggregated $4,558.

C. Lines of Credit

The Funds and several other Scudder Funds (the "Participants") share in a $850 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of borrowing. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

Officers and Trustees
--------------------------------------------------------------------------------

 Lynn S. Birdsong*                            Wilson Nolen
   o  President and Trustee                     o  Honorary Trustee; Consultant

 Paul Bancroft III                            Robert G. Stone, Jr.
   o  Trustee; Venture Capitalist and           o  Honorary Trustee; Chairman
      Consultant                                   Emeritus and Director, Kirby
                                                   Corporation
 Sheryle J. Bolton
   o  Trustee; Chief Executive Officer,       Donald E. Hall*
      Scientific Learning Corporation           o  Vice President

 William T. Burgin                            Ann M. McCreary*
   o  Trustee; General Partner, Bessemer        o  Vice President
      Venture Partners
                                              Kathleen T. Millard*
 Keith R. Fox                                   o  Vice President
   o  Trustee; Private Equity Investor
                                              Robert D. Tymoczko*
 William H. Luers                               o  Vice President
   o  Trustee; Chairman and President,
      U.N. Association of America             John Millette*
                                                o  Vice President and Secretary
 Kathryn L. Quirk*
   o  Trustee, Vice President and             John R. Hebble*
      Assistant Secretary                       o  Treasurer

 Joan E. Spero                                Caroline Pearson*
   o  Trustee; President, Doris Duke            o  Assistant Secretary
      Charitable Foundation

 Thomas J. Devine
   o  Honorary Trustee; Consultant            *Scudder Kemper Investments, Inc.

Investment Products and Services
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
The Scudder Family of Funds+++
--------------------------------------------------------------------------------
 Money Market                                       U.S. Growth and Income
   Scudder U.S. Treasury Money Fund                   Scudder Balanced Fund
   Scudder Cash Investment Trust                      Scudder Dividend & Growth Fund
   Scudder Money Market Series --                     Scudder Growth and Income Fund
    Prime Reserve Shares*                             Scudder Select 500 Fund
    Premium Shares*                                   Scudder S&P 500 Index Fund
    Managed Shares*                                   Scudder Real Estate Investment Fund
   Scudder Government Money Market
    Series -- Managed Shares*                       U.S. Growth
                                                    Value
 Tax Free Money Market+                               Scudder Large Company Value Fund
   Scudder Tax Free Money Fund                        Scudder Value Fund***
   Scudder Tax Free Money Market                      Scudder Small Company Value Fund
    Series -- Managed Shares*                         Scudder Micro Cap Fund
   Scudder California Tax Free Money Fund**         Growth
   Scudder New York Tax Free Money Fund**             Scudder Classic Growth Fund***
                                                      Scudder Large Company Growth Fund
 Tax Free+                                            Scudder Select 1000 Growth Fund
   Scudder Limited Term Tax Free Fund                 Scudder Development Fund
   Scudder Medium Term Tax Free Fund                  Scudder 21st Century Growth Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund                 Global Equity
   Scudder California Tax Free Fund**               Worldwide
   Scudder Massachusetts Limited Term                 Scudder Global Fund
    Tax Free Fund**                                   Scudder International Value Fund
   Scudder Massachusetts Tax Free Fund**              Scudder International Growth and
   Scudder New York Tax Free Fund**                    Income Fund
   Scudder Ohio Tax Free Fund**                       Scudder International Fund++
                                                      Scudder International Growth Fund
 U.S. Income                                          Scudder Global Discovery Fund***
   Scudder Short Term Bond Fund                       Scudder Emerging Markets Growth Fund
   Scudder GNMA Fund                                  Scudder Gold Fund
   Scudder Income Fund                              Regional
   Scudder Corporate Bond Fund                        Scudder Greater Europe Growth Fund
   Scudder High Yield Bond Fund                       Scudder Pacific Opportunities Fund
                                                      Scudder Latin America Fund
 Global Income                                        The Japan Fund, Inc.
   Scudder Global Bond Fund
   Scudder International Bond Fund                  Industry Sector Funds
   Scudder Emerging Markets Income Fund             Choice Series
                                                      Scudder Financial Services Fund
 Asset Allocation                                     Scudder Heath Care Fund
   Scudder Pathway Conservative Portfolio             Scudder Technology Fund
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio                 Preferred Series
                                                      Scudder Tax Managed Growth Fund
                                                      Scudder Tax Managed Small Company Fund

--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
 Retirement Programs                              Education Accounts
   Traditional IRA                                  Education IRA
   Roth IRA                                         UGMA/UTMA
   SEP-IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities
    Scudder Horizon Plan**+++ +++
    Scudder Horizon Advantage**+++ +++ +++


-----------------------------------------------------------------------------------------
Closed-End Funds#
-----------------------------------------------------------------------------------------
   The Argentina Fund, Inc.                         Scudder Global High Income Fund, Inc.
   The Brazil Fund, Inc.                            Scudder New Asia Fund, Inc.
   The Korea Fund, Inc.                             Scudder New Europe Fund, Inc.
   Montgomery Street Income Securities, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

+++ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*             A class of shares of the fund.

**            Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

+++ +++ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

+++ +++ +++   A no-load variable annuity contract issued by Glenbrook Life and
              Annuity Company and underwritten by Allstate Financial Services,
              Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Scudder Solutions
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

         Convenient  Automatic Investment Plan
    ways to invest,
        quickly and  A convenient investment program in which money is reliably electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                     Automatic Dividend Transfer

                     The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                     QuickBuy

                     Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                     Payroll Deduction and Direct Deposit

                     Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                     * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.



        Around-the- Scudder Automated Information Line: SAIL(TM) -- clock electronic 1-800-343-2890 account
        service and Personalized account information, the ability to exchange information, or redeem shares, and information on other Scudder funds including some  and services via touchtone telephone.
       transactions
                     Scudder's Web Site -- www.scudder.com

                     Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever your need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.

--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

       Retirees and  Automatic Withdrawal Plan
   those who depend
      on investment  You designate the bank account, determine the schedule (as proceeds for frequently as once a month) and amount of the redemptions, living expenses and Scudder does the rest.
    can enjoy these
        convenient,  Distributions Direct
        timely, and
           reliable Automatically deposits your fund distributions into the automated bank account you designate within three business days after withdrawal  each distribution is paid.
           programs
                     QuickSell

                     Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.


           For more Call a Scudder representative at information about 1-800-SCUDDER these services
                     Or visit our Web site at
                     www.scudder.com


     Please address  The Scudder Funds
        all written  PO Box 2291
     correspondence  Boston, Massachusetts
                 to  02107-2291

About the Fund's Adviser

Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

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